Assets and Liabilities for insurance and reinsurance contracts - Summary of issued insurance contracts' net asset or liability (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Insurance revenue, amounts relating to changes in liability for remaining coverage	S/ 1,124,366	S/ 768,758	S/ 720,636
Assets	(40,104)	0
Liabilities	13,058,772	12,522,352
Life insurance [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Insurance revenue, amounts relating to changes in liability for remaining coverage	179,897,000	S/ 69,094,000
Assets	40,104,000
Liabilities	S/ 220,001,000